11. SHAREHOLDERS' EQUITY (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares
Proceeds from issuance of shares, net		$ 780,836	$ 1,577,299	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years	5 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		154.00%	154.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.05%	1.15%	0.00%
Obligation for shares to be issued			$ 973,333			$ 211,167
Key management personnel compensation, share-based payment		$ 372,137	$ 311,389	$ 736,422
Issue 1
Number of shares issued | shares						400,000
Proceeds from issuance of shares, net		193,000
Issue 2
Number of shares issued | shares						325,000
Proceeds from issuance of shares, net		169,000
Issue 3
Number of shares issued | shares						4,408,659
Proceeds from issuance of shares, net		$ 661,299
Description of significant events and transactions		Company closed a private placement
Par value per share | $ / shares					$ 0.15
Finder's fees		$ 7,200
Warrants issued | shares		48,000
Warrants issued, fair value		$ 8,210
Issue 4
Number of shares issued | shares						1,326,667
Proceeds from issuance of shares, net		$ 199,000
Description of significant events and transactions		Company closed a private placement
Par value per share | $ / shares					0.15
Issue 5
Number of shares issued | shares						4,850,000
Proceeds from issuance of shares, net		$ 727,500
Description of significant events and transactions		Company closed a private placement
Par value per share | $ / shares					0.15
Finder's fees		$ 3,300
Warrants issued | shares		22,000
Warrants issued, fair value		$ 3,404
Issue 6
Number of shares issued | shares						2,274,000
Proceeds from issuance of shares, net		$ 454,800
Description of significant events and transactions		Company issued 2,274,000 common shares
Issue 7
Number of shares issued | shares	[1]					2,666,667
Proceeds from issuance of shares, net	[1]	$ 773,733
Issue 8
Number of shares issued | shares	[2]					909,090
Proceeds from issuance of shares, net	[2]	181,818
Issue 9
Number of shares issued | shares	[3]					233,450
Proceeds from issuance of shares, net	[3]	43,915
Issue 10
Number of shares issued | shares						5,327,335
Proceeds from issuance of shares, net		799,100
Par value per share | $ / shares					$ 0.15
Finder's fees		18,264
Issue 11
Number of shares issued | shares						131,000
Proceeds from issuance of shares, net		28,820
Issue 12
Number of shares issued | shares						2,975,500
Proceeds from issuance of shares, net		$ 595,100
Issue 13
Warrants granted, number | shares	[2]	3,030,330
Warrants granted, value	[2]	$ 510,878
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		154.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.10%
HealthTab
Number of shares issued | shares	[4]					1,111,110
Lampyon
Number of shares issued | shares	[4]					125,081
Share-based payments for options granted
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%	0.00%

[1]	See note 4.
[2]	See note 9.
[3]	See note 10.
[4]	See note 22.